Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	(in US$ thousands)
Accrued salary and social welfare costs	$10,686	$11,465
Liability classified awards for share-based compensation (Note 17)	2,721	2,685
Payables for deferred financing costs	—	1,762
Accrued professional service fees	886	869
Accrued advertising and marketing fees	765	672
Accrued staff reimbursements	441	500
Share option deposit held on behalf of employees	294	444
Accrued office expense	78	113
Payables for interest	40	64
Payables for acquisition	2,593	—
Others	1,335	1,843
Accrued expenses and other current liabilities	$19,839	$20,417